INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of components of earnings (loss) before income taxes
The components of earnings (loss) before income taxes consist of the following:

	2015	2014	2013
Continuing operations:
Canadian	$2,611	$3,604	$6,497
Foreign	(4,225)	(21,734)	(20,436)
	(1,614)	(18,130)	(13,939)
Discontinued operations:
Canadian	—	—	80,395
Foreign	—	—	14,488
	—	—	94,883
Earnings (loss) before income taxes	$(1,614)	$(18,130)	$80,944

Schedule of income tax expense (recovery)
he income tax expense (recovery) consists of:

	2015	2014	2013
Canadian:
Current	$11	$(1,165)	$64
Deferred	(2,086)	(2,510)	10,614
	(2,075)	(3,675)	10,678
Foreign:
Current	$5,511	$2,630	$9,646
Deferred	(2,376)	(232)	5,582
	3,135	2,398	15,228
Total:
Current	$5,522	$1,465	$9,710
Deferred	(4,462)	(2,742)	16,196
	$1,060	$(1,277)	$25,906

Schedule of classification of income tax expense (recovery)

Classification:
Income tax expense (recovery) — continuing operations	$1,060	$(1,277)	$1,611
Income tax expense — discontinued operations	—	—	24,295
	$1,060	$(1,277)	$25,906

Schedule of reconciliation of income taxes calculated at the statutory rate to the actual income tax provision
The reconciliation of income taxes calculated at the statutory rate to the actual income tax provision for the years ended December 31 was as follows:

	2015	2014	2013
Income tax expense (recovery) at Canadian statutory income tax rates of 26.01% (2014 - 26.02%; 2013 - 25.79%)	$(421)	$(4,733)	$20,872
Increase (decrease) in income taxes for:
Permanent and other differences	(464)	(227)	(2,339)
Change in statutory/foreign tax rates	(979)	(2,930)	(1,210)
Change in valuation allowance	1,952	5,051	8,875
Stock-based compensation expense	1,206	1,385	(150)
Adjustment to prior years	(234)	177	(142)
Income tax expense (recovery)	$1,060	$(1,277)	$25,906

Schedule of tax effects of temporary differences that give rise to significant future tax assets and future tax liabilities
The tax effects of temporary differences that give rise to significant deferred tax assets and deferred tax liabilities were as follows at December 31:

	2015	2014
Deferred income tax assets (liabilities)
Property and equipment	$2,532	$3,014
Non capital loss carry-forwards	76,183	74,269
Capital loss carry-forwards	4,487	4,778
Scientific research and development expenses and credits	21,988	23,250
Reserves and other	13,716	12,086
Acquired Intangibles	(9,498)	1,629
	109,408	119,026

Valuation allowance	106,210	110,802
	$3,198	$8,224

	2015	2014
Classification:
Assets
Current	$4,735	$4,779
Non-current	10,130	3,898
Liabilities
Non-current	(11,667)	(453)
	$3,198	$8,224

Schedule of reconciliation of the total amounts of unrecognized tax benefits
Below is a reconciliation of the total amounts of unrecognized tax benefits for the years ended December 31:

	2015	2014
Unrecognized tax benefits, beginning of year	$5,913	$8,304
Increases — tax positions taken in prior periods	78	61
Increases — tax positions taken in current period	115	15
Settlements and lapses of statute of limitations	(1,760)	(2,467)
Unrecognized tax benefits, end of year	$4,346	$5,913